Expense Example	Aug. 31, 2025 USD ($)
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 705
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,318
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	2,640
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,706
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,827
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	2,159
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	1,868
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,262
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund | Neuberger Genesis Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,243
Expense Example, with Redemption, 10 Years	2,109
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	2,443
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,208
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,035
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,386
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,117
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	703
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,084
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,400
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,751
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,073
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	668
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	1,696
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,030
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	676
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,784
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,333
Expense Example, with Redemption, 10 Years	2,438
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	2,743
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,528
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	695
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	1,999
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	676
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,784
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,243
Expense Example, with Redemption, 10 Years	2,109
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	2,443
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,208
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,204
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	2,505
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,295
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,694
Expense Example, with Redemption, 10 Years	3,644
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,592
Expense Example, with Redemption, 10 Years	4,042
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,739
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,315
Class R6 Shares (NRGSX) | Neuberger Genesis Fund | Neuberger Genesis Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Class R6 Shares (NRIQX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,091
Class R6 Shares (NRILX) | Neuberger International Select Fund | Neuberger International Select Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	1,008
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	701
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	2,522
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Class R6 Shares (NRREX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,091
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,179
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,185
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Class R3 Shares (NBNRX) | Neuberger International Select Fund | Neuberger International Select Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,835
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,276
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Class R3 Shares (NRERX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	843
Expense Example, with Redemption, 10 Years	1,912
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	879
Expense Example, with Redemption, 10 Years	1,994
Investor Class Shares (NBSSX) | Neuberger Focus Fund | Neuberger Focus Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Investor Class Shares (NBGNX) | Neuberger Genesis Fund | Neuberger Genesis Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Investor Class Shares (NIQVX) | Neuberger International Equity Fund | Neuberger International Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,865
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund | Neuberger Focus Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund | Neuberger Focus Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Trust Class Shares (NIQTX) | Neuberger International Equity Fund | Neuberger International Equity Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,946
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,952
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,749
Class E Shares (NBHEX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class E Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	6
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	665
Class E Shares (NRGEX) | Neuberger Genesis Fund | Neuberger Genesis Fund Class E Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	784
Class E Shares (NIQEX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class E Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	1,009
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class E Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	526
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	850
Class E Shares (NRAEX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	253
Expense Example, with Redemption, 10 Years	630
Class E Shares (NREEX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class E Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	$ 1,010